FIXED ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Fixed Assets
	March 31, 2016	December 31, 2015
Furniture and fixtures	$873,196	$873,196
Capitalized equipment leases	241,936	241,936
	1,115,132	1,115,132
Less accumulated depreciation and amortization	(556,228)	(497,865)
Property and equipment, net	$558,904	$617,267

	December 31, 2015	December 31, 2014
Furniture and fixtures	$873,196	$716,457
Capitalized equipment leases	241,936	209,539
	1,115,132	925,996
Less accumulated depreciation and amortization	(497,865)	(263,812)
Property and equipment, net	$617,267	$662,184